Segment Reporting - Revenue by Geographical Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 33,428	$ 26,032	$ 28,079
United States
Segment Reporting Information [Line Items]
Revenues	6,600	5,191	5,610
Italy
Segment Reporting Information [Line Items]
Revenues	3,261	2,673	3,253
France
Segment Reporting Information [Line Items]
Revenues	3,344	2,840	3,030
Brazil
Segment Reporting Information [Line Items]
Revenues	3,164	1,937	2,105
Germany
Segment Reporting Information [Line Items]
Revenues	2,148	1,765	1,875
Canada
Segment Reporting Information [Line Items]
Revenues	1,373	941	1,087
Australia
Segment Reporting Information [Line Items]
Revenues	1,074	824	739
Spain
Segment Reporting Information [Line Items]
Revenues	1,036	751	987
Argentina
Segment Reporting Information [Line Items]
Revenues	791	522	509
Poland
Segment Reporting Information [Line Items]
Revenues	845	576	604
Others Countries
Segment Reporting Information [Line Items]
Revenues	8,759	7,235	7,392
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	$ 32,395	$ 25,255	$ 27,191